BNY Mellon Asset Allocation Fund
Fund Summary - BNY Mellon Asset Allocation Fund
Investment Objective
The fund seeks long-term growth of principal in conjunction with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Asset Allocation Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.28%	0.28%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.04%	0.04%
Other expenses - Other expenses of the fund		0.03%	0.04%
Acquired fund fees and expenses	[2]	0.65%	0.65%
Total annual fund operating expenses		1.00%	1.26%
Fee waiver and/or expense reimbursement	[3]	(0.13%)	(0.14%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.87%	1.12%
[1]	The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
[2]	"Acquired fund fees and expenses" are incurred indirectly by the fund as a result of its investment in investment companies. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until December 31, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.87%. On or after December 31, 2015, the fund's investment adviser may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class M Shares	89	305	540	1,213
Investor Shares	114	386	678	1,510

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48.28% of the average value of its portfolio.

Principal Investment Strategy

The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed International and Global Equities, Emerging Markets Equities, Investment Grade Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets. The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The fund may change the underlying funds – whether affiliated or unaffiliated – from time to time without notice to fund shareholders. The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon Income Stock Fund Dreyfus Appreciation Fund, Inc. Dreyfus U.S. Equity Fund Dreyfus Research Growth Fund, Inc. Dreyfus Strategic Value Fund	36%	20% to 45%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small/Mid Cap Multi-Strategy Fund BNY Mellon Small Cap Multi-Strategy Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	14%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) International Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund	10%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	5%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund BNY Mellon Corporate Bond Fund Dreyfus Inflation Adjusted Securities Fund	22%	20% to 55%

Asset Class	Target	Range
High Yield Bonds Dreyfus High Yield Fund Dreyfus Floating Rate Income Fund	4%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund Unaffiliated Investment Company	2%	0% to 10%
Diversifying Strategies Dynamic Total Return Fund (Dreyfus) Unaffiliated Investment Companies	6%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%

The asset classes and the target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

The fund invests in shares of the underlying funds and thus the fund is subject to the same principal investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and below. For more information regarding these risks, see the prospectus for the specific underlying fund. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

• Correlation risk. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk.

• Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Prepayment risk. Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Interest rate risk. Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. No active trading market may exist for some of the floating rate loans in which the fund invests and certain loans may be subject to restrictions on resale. Because some floating rate loans that the fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the fund than for mutual funds that invest primarily in other types of fixed-income instruments or equity securities.

• ETF risk. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. Certain underlying funds may invest in ETFs that are not registered under the Investment Company Act of 1940, as amended, including commodity pools registered under the Commodity Exchange Act. Brokerage costs are incurred when purchasing and selling shares of ETFs.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Morningstar Moderate Target Risk Index, an unmanaged index of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation Protection Securities (TIPS), the Standard & Poor's 500® Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance, and the Barclays U.S. Aggregate Bond Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset backed securities. Effective as of July 1, 2014, the fund changed its primary benchmark to the Morningstar Moderate Target Risk Index from the S&P 500 and discontinued its use of the Barclays U.S. Aggregate Bond Index as the fund's secondary benchmark, because the Morningstar Moderate Target Risk Index is more reflective of the manner in which the fund's assets may be allocated.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on September 15, 2011. Prior to that date, the fund invested in individual securities and BNY Mellon funds only and its target allocation was 60% of its assets invested in equity securities (directly and through underlying funds) and 40% of its assets invested in bonds and money market instruments (directly), with a range of 15% above or below such target amount. Different investment strategies may lead to different performance results. The fund's performance for periods prior to September 15, 2011 shown in the bar chart and table reflects the investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q3, 2009: 12.14% Worst Quarter Q3, 2011: -13.21%

The year-to-date total return of the fund's Class M shares as of September 30, 2014 was 3.54%.

Average Annual Total Returns as of 12/31/13
Average Annual Returns BNY Mellon Asset Allocation Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	15.43%	11.01%	6.20%
Investor Shares	15.16%	10.71%	5.93%
After Taxes on Distributions Class M Shares	13.03%	9.97%	4.91%
After Taxes on Distributions and Sale of Fund Shares Class M Shares	10.07%	9.08%	4.85%
Morningstar Moderate Target Risk Index reflects no deduction for fees, expenses or taxes	14.31%	12.00%	7.22%
S&P 500 reflects no deduction for fees, expenses or taxes	32.37%	17.93%	7.40%
Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	(2.02%)	4.44%	4.55%